Long-Term Debt (Details 2) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended
	Oct. 02, 2013	Dec. 31, 2013	Oct. 01, 2014	Sep. 30, 2014	Dec. 31, 2012	Sep. 30, 2013	May 16, 2012	Apr. 05, 2013	May 05, 2011	Dec. 27, 2012
Long-term debt
Carrying Value		$ 13,409,313,000		$ 13,164,893,000	$ 11,615,427,000
Fair Value		14,025,557,000		13,655,890,000	12,783,027,000
Capital lease obligations		219,902,000		201,867,000	248,304,000
Total long-term debt and capital lease obligations (including current portion)		13,629,215,000			11,863,731,000
Interest rate (as a percent)		7.00%
7 % Senior Notes due 2013
Long-term debt
Carrying Value					500,000,000
Fair Value					521,875,000
Interest rate (as a percent)	7.00%	7.00%			7.00%	7.00%
Debt repurchased						49,000,000
Principal balance of debt redeemed	451,000,000	500,000,000
6 5/8% Senior Notes due 2014
Long-term debt
Carrying Value		1,000,000,000		900,000,000	1,000,000,000
Fair Value		1,040,200,000		900,000,000	1,078,500,000
Interest rate (as a percent)		6.625%		6.625%	6.625%
Debt repurchased				100,000,000
Principal balance reclassified to current portion of long-term debt and capital lease obligations		1,000,000,000
6 5/8% Senior Notes due 2014 | Subsequent event
Long-term debt
Principal balance of debt redeemed			900,000,000
7 3/4% Senior Notes due 2015
Long-term debt
Carrying Value		750,000,000		650,001,000	750,000,000
Fair Value		813,750,000		673,564,000	844,725,000
Interest rate (as a percent)		7.75%		7.75%	7.75%
Debt repurchased				100,000,000
Principal balance reclassified to current portion of long-term debt and capital lease obligations				650,000,000
7 1/8% Senior Notes due 2016
Long-term debt
Carrying Value		1,500,000,000		1,500,000,000	1,500,000,000
Fair Value		1,657,500,000		1,591,875,000	1,683,750,000
Interest rate (as a percent)		7.125%		7.125%	7.125%
4 5/8% Senior Notes due 2017
Long-term debt
Carrying Value		900,000,000		900,000,000	900,000,000
Fair Value		946,962,000		918,099,000	940,500,000
Interest rate (as a percent)		4.625%		4.625%	4.625%		4.625%
4 1/4% Senior Notes due 2018
Long-term debt
Carrying Value		1,200,000,000		1,200,000,000
Fair Value		1,221,792,000		1,207,200,000
Interest rate (as a percent)		4.25%		4.25%	4.25%			4.25%
7 7/8% Senior Notes due 2019
Long-term debt
Carrying Value		1,400,000,000		1,400,000,000	1,400,000,000
Fair Value		1,603,000,000		1,589,000,000	1,669,500,000
Interest rate (as a percent)		7.875%		7.875%	7.875%
5 1/8% Senior Notes due 2020
Long-term debt
Carrying Value		1,100,000,000		1,100,000,000
Fair Value		1,104,950,000		1,127,500,000
Interest rate (as a percent)		5.125%		5.125%	5.125%			5.125%
6 3/4% Senior Notes due 2021
Long-term debt
Carrying Value		2,000,000,000		2,000,000,000	2,000,000,000
Fair Value		2,122,500,000		2,146,260,000	2,280,000,000
Interest rate (as a percent)		6.75%		6.75%	6.75%				6.75%
5 7/8% Senior Notes due 2022
Long-term debt
Carrying Value		2,000,000,000		2,000,000,000	2,000,000,000
Fair Value		1,997,500,000		2,040,000,000	2,150,000,000
Interest rate (as a percent)		5.875%		5.875%	5.875%		5.875%
5% Senior Notes due 2023
Long-term debt
Carrying Value		1,500,000,000		1,500,000,000	1,500,000,000
Fair Value		1,458,090,000		1,447,500,000	1,548,750,000
Interest rate (as a percent)		5.00%		5.00%	5.00%					5.00%
Mortgages and other notes payable
Long-term debt
Carrying Value		59,313,000		14,892,000	65,427,000
Fair Value		$ 59,313,000		$ 14,892,000	$ 65,427,000